Trade and other payables	12 Months Ended
Dec. 31, 2019
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Trade and other payables
23. Trade and other payables

	Year ended December 31
	2018	2019
Trade payables	4,393	6,148
Social security and other taxes	161	183
Other payables	16	21

At December 31	4,570	6,352

Terms and conditions of the above financial liabilities:

•	Trade payables are non-interest bearing and are normally settled on 30-day terms; and

•	Other payables are non-interest bearing and have an average term of one month.